UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Growth Fund

QUARTERLY REPORT

August 31, 2011

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace – 3.8%
Goodrich Corp.	307,505	$27,423,291
Honeywell International, Inc.	989,550	47,310,386
Precision Castparts Corp.	438,631	71,869,689

		$146,603,366

Alcoholic Beverages – 1.1%
Diageo PLC	2,056,166	$41,388,401

Apparel Manufacturers – 1.2%
LVMH Moet Hennessy Louis Vuitton S.A.	98,878	$16,753,411
NIKE, Inc., “B”	223,659	19,380,052
PVH Corp.	138,920	9,260,407

		$45,393,870

Automotive – 0.9%
Johnson Controls, Inc.	1,073,800	$34,232,744

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc. (a)	631,650	$36,600,959
Celgene Corp. (a)	584,204	34,742,612

		$71,343,571

Broadcasting – 3.7%
Discovery Communications, Inc., “A” (a)	585,470	$24,753,672
Interpublic Group of Cos., Inc.	1,767,190	15,250,850
Viacom, Inc., “B”	1,405,620	67,807,109
Walt Disney Co.	1,100,160	37,471,450

		$145,283,081

Brokerage & Asset Managers – 1.7%
Affiliated Managers Group, Inc. (a)	540,090	$47,074,244
Blackrock, Inc.	117,717	19,393,876

		$66,468,120

Business Services – 3.6%
Accenture PLC, “A”	726,580	$38,937,422
Cognizant Technology Solutions Corp., “A” (a)	532,670	33,797,912
FleetCor Technologies, Inc. (a)	349,760	9,936,682
Jones Lang LaSalle, Inc.	196,730	13,163,204
MSCI, Inc., “A” (a)	291,640	10,081,995
Verisk Analytics, Inc., “A” (a)	970,280	33,804,555

		$139,721,770

Cable TV – 1.6%
Comcast Corp., “Special A”	1,379,930	$29,199,319
DIRECTV, “A” (a)	699,050	30,737,229

		$59,936,548

Chemicals – 1.5%
Celanese Corp.	384,250	$18,063,593
Monsanto Co.	584,380	40,281,313

		$58,344,906

Computer Software – 6.6%
Autodesk, Inc. (a)	941,850	$26,560,170
Check Point Software Technologies Ltd. (a)	1,054,250	57,393,370
Oracle Corp.	3,676,216	103,191,383
Red Hat, Inc. (a)	613,270	24,248,696
Salesforce.com, Inc. (a)	211,549	27,236,934

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
VeriSign, Inc.	513,626	$15,999,450

		$254,630,003

Computer Software - Systems – 10.7%
Apple, Inc. (a)	635,171	$244,432,856
EMC Corp. (a)	4,521,490	102,140,459
International Business Machines Corp.	350,060	60,178,815
Verifone Systems, Inc. (a)	215,240	7,580,753

		$414,332,883

Construction – 0.9%
Owens Corning (a)	488,490	$14,195,519
Stanley Black & Decker, Inc.	334,130	20,709,377

		$34,904,896

Consumer Products – 1.2%
Colgate-Palmolive Co.	517,450	$46,554,977

Consumer Services – 1.0%
Priceline.com, Inc. (a)	72,249	$38,816,498

Electrical Equipment – 3.0%
Danaher Corp.	2,525,650	$115,700,027

Electronics – 1.5%
ASML Holding N.V.	674,108	$23,775,789
Broadcom Corp., “A”	876,829	31,258,954
JDS Uniphase Corp. (a)	324,020	4,202,539

		$59,237,282

Energy - Independent – 3.9%
Apache Corp.	146,480	$15,097,694
Cabot Oil & Gas Corp.	193,800	14,701,668
EOG Resources, Inc.	291,180	26,960,356
Newfield Exploration Co. (a)	208,270	10,632,184
Noble Energy, Inc.	417,490	36,889,416
Occidental Petroleum Corp.	550,970	47,791,138

		$152,072,456

Energy - Integrated – 0.6%
EQT Corp.	417,460	$24,972,457

Engineering - Construction – 1.1%
Fluor Corp.	674,120	$40,932,566

Food & Beverages – 4.4%
Coca-Cola Co.	745,400	$52,513,430
Coca-Cola Enterprises, Inc.	571,450	15,783,449
General Mills, Inc.	263,780	9,999,900
Green Mountain Coffee Roasters, Inc. (a)	231,740	24,272,448
Groupe Danone	327,745	22,393,873
Mead Johnson Nutrition Co., “A”	647,950	46,166,438

		$171,129,538

Gaming & Lodging – 1.2%
Carnival Corp.	245,490	$8,108,535
Las Vegas Sands Corp. (a)	398,270	18,547,434
Wynn Resorts Ltd.	137,698	21,304,635

		$47,960,604

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 3.6%
Costco Wholesale Corp.	482,190	$37,871,203
Dollar General Corp. (a)	563,850	20,636,910
Kohl’s Corp.	414,280	19,197,735
Target Corp.	1,206,020	62,315,053

		$140,020,901

Internet – 3.7%
Baidu, Inc., ADR (a)	51,110	$7,450,816
Google, Inc., “A” (a)	236,040	127,688,198
LinkedIn Corp., “A” (a)(l)	110,720	9,313,766

		$144,452,780

Machinery & Tools – 0.6%
Joy Global, Inc.	114,170	$9,527,487
Polypore International, Inc. (a)	191,260	11,795,004

		$21,322,491

Major Banks – 0.5%
Goldman Sachs Group, Inc.	155,540	$18,076,859

Medical & Health Technology & Services – 2.8%
AmerisourceBergen Corp.	819,860	$32,450,059
Cerner Corp. (a)	386,900	25,519,924
Express Scripts, Inc. (a)	313,310	14,706,771
IDEXX Laboratories, Inc. (a)	166,520	13,284,966
Stericycle, Inc. (a)	267,250	23,440,498

		$109,402,218

Medical Equipment – 3.8%
Becton, Dickinson & Co.	298,635	$24,302,916
Cooper Cos., Inc.	134,000	10,086,180
Covidien PLC	909,543	47,459,954
Thermo Fisher Scientific, Inc. (a)	1,185,330	65,110,177

		$146,959,227

Network & Telecom – 2.3%
Qualcomm, Inc.	1,734,216	$89,242,755

Oil Services – 5.0%
Cameron International Corp. (a)	1,041,040	$54,092,438
Dresser-Rand Group, Inc. (a)	546,090	23,181,521
FMC Technologies, Inc. (a)	323,160	14,367,694
Halliburton Co.	729,370	32,362,147
National Oilwell Varco, Inc.	199,460	13,188,295
Schlumberger Ltd.	735,698	57,472,728

		$194,664,823

Other Banks & Diversified Financials – 2.5%
MasterCard, Inc., “A”	171,540	$56,558,453
Visa, Inc., “A”	478,507	42,051,195

		$98,609,648

Pharmaceuticals – 2.2%
Abbott Laboratories	726,720	$38,160,067
Allergan, Inc.	293,830	24,038,232
Teva Pharmaceutical Industries Ltd., ADR	602,130	24,904,097

		$87,102,396

Railroad & Shipping – 0.7%
Kansas City Southern Co. (a)	502,270	$27,202,943

MFS Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.6%
McDonald’s Corp.	370,346	$33,501,499
Starbucks Corp.	752,640	29,066,957

		$62,568,456

Specialty Chemicals – 1.4%
Airgas, Inc.	305,220	$19,802,674
Praxair, Inc.	361,560	35,610,044

		$55,412,718

Specialty Stores – 4.8%
Abercrombie & Fitch Co., “A”	281,560	$17,910,032
Amazon.com, Inc. (a)	313,450	67,482,651
Netflix, Inc. (a)	40,891	9,609,794
PetSmart, Inc.	430,390	18,153,850
Ross Stores, Inc.	404,190	30,930,640
Tiffany & Co.	324,450	23,347,422
Urban Outfitters, Inc. (a)	734,480	19,225,014

		$186,659,403

Telephone Services – 2.2%
American Tower Corp., “A” (a)	1,586,418	$85,444,473

Tobacco – 1.2%
Philip Morris International, Inc.	684,390	$47,441,915

Trucking – 0.8%
Expeditors International of Washington, Inc.	697,290	$31,726,695

Total Common Stocks		$3,756,271,265

Money Market Funds (v) – 3.2%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	124,662,687	$124,662,687

Collateral for Securities Loaned – 0.1%
Morgan Stanley Repurchase Agreement, 0.06%, dated 8/31/11, due 9/01/11, total to be received $3,079,130 (secured by U.S. Treasury and Federal Agency obligations valued at $3,140,708 in an individually traded account), at Net Asset Value	3,079,125	$3,079,125

Total Investments		$3,884,013,077

Other Assets, Less Liabilities – (0.0)%		(435,920)

Net Assets – 100.0%		$3,883,577,157

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,756,271,265	$—	$—	$3,756,271,265
Short Term Securities	—	3,079,125	—	3,079,125
Mutual Funds	124,662,687	—	—	124,662,687

Total Investments	$3,880,933,952	$3,079,125	$—	$3,884,013,077

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Growth Fund

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,487,664,567

Gross unrealized appreciation	$478,297,721
Gross unrealized depreciation	(81,949,211)

Net unrealized appreciation (depreciation)	$396,348,510

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions		Dispositions	Ending
	Shares/Par	Shares/Par		Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount		Amount	Amount
MFS Institutional Money Market Portfolio	62,042,564	575,914,302	(i)	(513,294,179)	124,662,687

Realized
	Gain	Capital Gain		Dividend	Ending
Underlying Affiliated Funds	(Loss)	Distributions		Income	Value
MFS Institutional Money Market Portfolio	$—	$—		$68,903	$124,662,687

(i)	The acquisition shares for MFS Institutional Money Market Fund include shares received in the merger of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.